Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Income Tax Expense	The income tax expense of the company for the Relevant Periods is analyzed as follows:
	Year ended December 31,
	2021	2022	2023
	$’000	$’000	$’000
Current	—	—	643
Deferred	—	—	—
Total	—	—	643

Schedule of Reconciliation of the Tax Expense Applicable to Loss Before Tax at the Statutory Rate to the Tax Expense at the Effective Tax Rate

A reconciliation of the tax expense applicable to loss before tax at the statutory rate to the tax expense at the effective tax rate is as follows:

	Year ended December 31,
	2021	2022	2023
	$’000	$’000	$’000
Loss before tax	(56,678)	(58,790)	(104,228)
Tax at the statutory tax rate (25%)	(14,169)	(14,698)	(26,057)
Foreign rate differential	13,240	2,933	14,711
Expenses not deductible for tax	603	2,171	126
Income not subject to tax	(2,890)	(4)	—
Additional deductible allowance for qualified research and development costs	(1,109)	(1,681)	(2,338)
Unrecognized deferred tax assets	4,325	11,279	14,201
Current income tax expense	—	—	643
Tax charge at the Group’s effective rate	—	—	0.62%

Schedule of Deferred Tax Assets	Deferred tax assets have not been recognized in respect of these tax losses as they have been incurred in subsidiaries that were loss-making in the past and it is not probable that they will generate sufficient taxable income in the foreseeable future to utilize such tax losses.
	Year ended December 31
	2022	2023
	$’000	$’000
Fixed assets	(13)	2
Capitalized R&D	5,494	11,050
Accrued and prepaid expenses	669	(101)
ROU Assets	(72)	5
Advertising expenses in excess of deduction limit	14	11
Allowance against receivables	—	3
State tax	(1)	(1)
Stock options	1,075	883
NOL	21,758	31,408
Subtotal	28,923	43,260
Unrecognized deferred tax assets	(28,923)	(43,260)
Total Deferred tax	—	—